Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Nov. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments for Noncancelable Operating Leases	Future minimum annual rentals (exclusive of month-to-month leases, real estate taxes, maintenance and certain other charges) under these leases at November 30, 2019 are as follows (in thousands):

2020	$70,886
2021	73,374
2022	71,464
2023	62,552
2024	59,714
Thereafter	393,995
731,985
Less: sublease income	(21,883)
$710,102

Schedule of commitments
The following table summarizes commitments associated with certain business activities (in millions):

	Expected Maturity Date
	2020	2021	2022 and 2023	2024 and 2025	2026 and Later	Maximum Payout

Equity commitments (1)	$174.8	$55.2	$75.0	$—	$14.3	$319.3
Loan commitments (1)	250.0	45.0	10.0	9.3	—	314.3
Underwriting commitments	13.5	—	—	—	—	13.5
Forward starting reverse repos (2)	5,475.3	—	—	—	—	5,475.3
Forward starting repos (2)	2,168.8	—	—	—	—	2,168.8
Other unfunded commitments (1)	72.3	132.2	—	4.9	—	209.4
	$8,154.7	$232.4	$85.0	$14.2	$14.3	$8,500.6

(1)	Equity commitments, loan commitments and other unfunded commitments are presented by contractual maturity date. The amounts are however mostly available on demand.
(2)
At November 30, 2019, all of the forward starting securities purchased under agreements to resell and $2,157.7 million within forward starting securities sold under agreements to repurchase settled within three business days.

Schedule of Notional Amounts Associated with Derivative Contracts Meeting Definition Of Guarantee
The following table summarizes the notional amounts associated with our derivative contracts meeting the definition of a guarantee under GAAP as of November 30, 2019 (in millions):

	Expected Maturity Date
Guarantee Type	2020	2021	2022 and 2023	2024 and 2025	2026 and Later	Notional/ Maximum Payout

Derivative contracts – non-credit related	$9,854.0	$3,150.8	$4,453.6	$1,044.8	$48.2	$18,551.4
Written derivative contracts – credit related	1.5	—	2.7	29.7	—	33.9
Total derivative contracts	$9,855.5	$3,150.8	$4,456.3	$1,074.5	$48.2	$18,585.3